LONG-TERM LOANS	12 Months Ended
Dec. 31, 2025
LONG-TERM LOANS
LONG-TERM LOANS

20. LONG-TERM LOANS

Current maturities of long-term loans consist of the following:

	Notes	2024	2025
Bonds	20a	2,347	—
Bank loans	20b	13,519	17,746
Total		15,866	17,746

Long-term loans consist of the following:

	Notes	2024	2025
Bonds	20a	2,696	2,696
Bank loans	20b	22,822	23,403
Total		25,518	26,099

Scheduled principal payments as of December 31, 2025 are as follows:

	Year
	Notes	Total	2027	2028	2029	2030	Thereafter
Bonds	20a	2,696	—	—	—	1,200	1,496
Bank loans	20b	23,403	6,175	5,554	4,979	4,003	2,692
Total		26,099	6,175	5,554	4,979	5,203	4,188

a.   Bonds

	Outstanding
Bonds	2024	2025
Bonds Telkom 2015
Series B	2,100	—
Series C	1,200	1,200
Series D	1,500	1,500
Bonds Mitratel 2024	240	—
Sukuk Mitratel 2024	10	—
Total	5,050	2,700
Unamortized debt issuance cost	(7)	(4)
Long-term portion	5,043	2,696
Current maturities	(2,347)	—
Long-term portion	2,696	2,696

i.Bonds Telkom 2015

						Interest payment	Interest rate
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	per annum
Series A	2,200	The Company	IDX	June 23, 2015	June 23, 2022	Quarterly	9.93%
Series B	2,100	The Company	IDX	June 23, 2015	June 23, 2025	Quarterly	10.25%
Series C	1,200	The Company	IDX	June 23, 2015	June 23, 2030	Quarterly	10.60%
Series D	1,500	The Company	IDX	June 23, 2015	June 23, 2045	Quarterly	11.00%
Total	7,000

The bonds are not secured by specific security but by all the Company’s assets, movable or non-movable, either existing or in the future (Note 12b.vii). The underwriters of the bonds are PT Bahana TCW Management Investment (“Bahana TCW”), PT BRI Danareksa Sekuritas, PT Mandiri Sekuritas, and PT Trimegah Sekuritas Indonesia Tbk. and the trustee is Bank Permata. The Company received the proceeds from the issuance of bonds on June 23, 2015.

The funds received from the public offering of bonds net of issuance costs, were used to finance capital expenditures which consisted of wave broadband, backbone, metro network, regional metro junction, information technology application and support, and acquisition of some domestic and international entities.

As of December 31, 2025, the rating of the bonds issued by Pemeringkat Efek Indonesia is idAAA (Triple A).

Based on the Indenture Trusts Agreement, the Company is required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

(a)    Debt to equity ratio should not exceed 2:1;

(b)    EBITDA to interest ratio should not be less than 4:1;

(c)    Debt service coverage is at least 125%.

As of December 31, 2025, the Company has complied with the above-mentioned ratio.

ii.Bonds Mitratel 2024

On July 4, 2024, Mitratel issued shelf register bonds phase I amounting Rp240 billion. Bonds has annual interest rate 6.50% that will be paid quarterly. Bonds are already fully paid on July 14, 2025.

BTN was appointed as trustee for the issuance of the Bonds. The rating of the Bonds issued by Pemeringkat Efek Indonesia is idAAA.

iii.Sukuk Mitratel 2024

On July 4, 2024, Mitratel issued sukuk Ijarah shelf register phase I amounting Rp10 billion. Sukuk has annual interest rate 6.50% that will be paid quarterly. Sukuk is already fully paid on July 14, 2025.

BTN was appointed as trustee for the issuance of Sukuk. The rating of Sukuk issued by Pemeringkat Efek Indonesia is AAAsy.

b.    Bank loans

		2024		2025
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	6,030	—	13,155
Bank Mandiri	Rp	—	6,355	—	7,635
BSI	Rp	—	2,083	—	1,666
BRI	Rp	—	1,475	—	261
Sub-total			15,943		22,717
Third parties
BCA	Rp	—	9,755	—	7,313
DBS	Rp	—	4,800	—	4,350
Bank of China	Rp	—	1,900	—	1,900
Bank CIMB Niaga	Rp	—	1,710	—	1,750
	US$	6	99	10	173
Bank Permata	Rp	—	1,021	—	1,229
PT Bank Sinarmas Tbk. ("Bank Sinarmas")	Rp	—	—	—	1,000
HSBC	Rp	—	1,000	—	784
Bank Danamon	Rp	—	110	—	16
PT Bank ANZ Indonesia ("Bank ANZ")	Rp	—	22	—	—
Syndication of banks	US$	4	60	—	—
Others	Rp	—	3	—	—
	MYR	7	27	6	26
Sub-total			20,507		18,541
Total			36,450		41,258
Unamortized debt issuance cost			(109)		(109)
			36,341		41,149
Current maturities			(13,519)		(17,746)
Long-term portion			22,822		23,403

Other significant information relating to bank loans as of December 31, 2025 is as follows:

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	per annum	Security**
BNI
2013	Sigma	Rp	650	61	2021 - 2027	Monthly	1 month IndONIA + 2.25%	Trade receivables and property and equipment
2018	TLT	Rp	1,540	110	2018 - 2033	Quarterly	3 months JIBOR + 1.50%	Property and equipment
2018 - 2025	The Company, Mitratel, UMT, PST, Telkomsel	Rp	22,825	2,131	2018 - 2032	Monthly, Quarterly	3 months JIBOR + 0.25%; 1 month IndONIA + 0.75%-1.65%; 3 months IndONIA + 0.75%	None
Bank Mandiri
2018	Telkomsel	Rp	4,000	11,000	2018-2026	Quarterly	5.00%	None
2018 - 2024	The Company, GSD, PST, Mitratel	Rp	9,975	2,320	2020-2031	Monthly, Quarterly	3 months JIBOR + 0.25%-1.50%; 1 month IndONIA + 0.85%; 3 months IndONIA + 0.90%	None
BSI
2021-2022	Telkomsel	Rp	2,000	5,000	2022-2027	Monthly	5.30%	None
2024	Mitratel	Rp	2,500	417	2024-2029	Monthly	1 month IndONIA + 0.85%	None
BRI
2019 - 2023	The Company, Mitratel	Rp	3,000	1,214	2021 - 2030	Monthly, Quarterly	3 months JIBOR + 0.75%; 1 month IndONIA + 1.00%	None
2024	Telkomsel	Rp	1,000	2,000	2024 - 2026	Semi-annually	6.50%	None
BCA
2020 - 2024	The Company, PST, GSD, Mitratel	Rp	18,686	2,443	2020 - 2032	Monthly, Quarterly	3 months JIBOR + 0.50%-1.00%; 1 month IndONIA + 0.75%; 3 months IndONIA +1.25%-1.89%	None
2022	Telkomsel	Rp	2,000	5,000	2022-2026	Monthly	6.10%	None
DBS
2021 - 2023	Mitratel	Rp	5,500	1,283	2022-2030	Monthly	1 month IndONIA + 0.95%	None
2024 - 2025	The Company, Telkomsel	Rp	6,000	2,167	2025-2031	Quarterly	4.95%-6.50%	None
Bank of China
2019	Telkomsel	Rp	1,900	1,900	2019-2026	Monthly	5.05%	None
Bank CIMB
Niaga
2019 - 2022	PINS, Mitratel	Rp	2,300	960	2022 - 2028	Monthly, Quarterly	3 months JIBOR + 1.95%; 1 month IndONIA + 0.90%	None
2025	Telkomsel	Rp	1,000	2,000	2025 - 2027	Monthly	4.70%	None
2021 - 2022	Telin	US$	0	0	2025 - 2030	Semi- annually	6 months SOFR + 1.82%	None
Bank Permata
2020 - 2024	Mitratel	Rp	2,250	292	2021-2031	Monthly	1 month IndONIA + 1.02%	None
2025	Telkomsel	Rp	1,000	2,000	2025-2027	Monthly	5.85%	None
Bank Sinarmas
2024	Telkomsel	Rp	1,000	6,500	2025 - 2026	Quarterly	1 week JIBOR	None
HSBC
2021 - 2023	Mitratel	Rp	1,250	216	2023-2030	Monthly	1 month IndONIA + 0.90%	None
Bank Danamon
2022	Mitratel	Rp	636	91	2022-2025	Quarterly	3 months JIBOR + 1.50%	None
2024	SSI	Rp	24	3	2024 - 2029	Monthly	8.75%	None
Bank ANZ
2015	PINS, GSD	Rp	440	22	2020-2025	Quarterly	3 months JIBOR + 1.40%-2.00%	None
2025	Telkomsel	Rp	1,500	3,000	2025-2027	Monthly	5.32%	None
Syndication of banks
2018	Telin	US$	0	0	2020-2025	Semi- annually	6 months SOFR + 1.55%	None

*In original currency

**	Refer to Notes 6 and Notes 12 for details of trade receivables and property and equipment pledged as collaterals

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as dividend distribution, obtaining new loans, and maintaining financial ratios. As of December 31, 2025, the Group has complied with all covenants regarding these financial ratios, except for Sigma which debt to service coverage ratio is still lower than required. As of December 31, 2025, the Group obtained waiver for loan amounting to Rp47 billion from BNI to not require payment as the consequence of the breach for Sigma. The waiver from BNI was received on December 15, 2025 and effective for 12 months after reporting period.

The credit facilities were obtained by the Group for working capital purposes and investment purposes.

As of December 31, 2025, the Group had Rp42,109 billion and US$67 million of undrawn committed borrowing facilities available.